UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK – (95.47%)
CONSUMER DISCRETIONARY – (16.29%)
Automobiles & Components – (2.38%)
Adient PLC	648,165	$38,734,340
Aptiv PLC	144,451	12,274,002
		51,008,342
Consumer Durables & Apparel – (0.53%)
Hunter Douglas N.V. (Netherlands)	141,546	11,279,124
Consumer Services – (1.64%)
New Oriental Education & Technology Group, Inc., ADR (China)	400,300	35,086,295
Media – (3.31%)
GCI Liberty, Inc. *	73,536	3,887,113
Liberty Global PLC, Series C *	892,680	27,164,252
Liberty Latin America Ltd., Class C *	156,049	2,978,975
Naspers Ltd. - N (South Africa)	149,989	36,704,239
		70,734,579
Retailing – (8.43%)
Amazon.com, Inc. *	104,526	151,284,661
Booking Holdings Inc. *	9,742	20,267,159
Liberty Expedia Holdings, Inc., Series A *	49,080	1,927,863
Liberty Interactive Corp., QVC Group, Series A *	240,125	6,043,946
Liberty TripAdvisor Holdings Inc., Series A *	68,033	731,355
		180,254,984
	Total Consumer Discretionary	348,363,324
ENERGY – (7.75%)
Apache Corp.	2,194,967	84,462,330
Cabot Oil & Gas Corp.	400,442	9,602,599
Encana Corp. (Canada)	4,624,823	50,873,053
Occidental Petroleum Corp.	319,300	20,741,728
	Total Energy	165,679,710
FINANCIALS – (31.57%)
Banks – (10.88%)
JPMorgan Chase & Co.	1,066,836	117,319,955
Wells Fargo & Co.	2,199,620	115,282,084
		232,602,039
Diversified Financials – (18.57%)
Capital Markets – (4.63%)
Bank of New York Mellon Corp.	1,922,355	99,058,953
Consumer Finance – (8.01%)
American Express Co.	734,548	68,518,637
Capital One Financial Corp.	1,073,525	102,865,166
		171,383,803
Diversified Financial Services – (5.93%)
Berkshire Hathaway Inc., Class A *	424	126,818,400
		397,261,156
Insurance – (2.12%)
Multi-line Insurance – (0.97%)
Loews Corp.	417,964	20,785,350
Property & Casualty Insurance – (1.15%)
Chubb Ltd.	102,201	13,978,031

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	9,108	$10,658,637
		24,636,668
		45,422,018
	Total Financials	675,285,213
HEALTH CARE – (3.43%)
Health Care Equipment & Services – (3.43%)
Aetna Inc.	433,747	73,303,243
Total Health Care		73,303,243
INDUSTRIALS – (13.43%)
Capital Goods – (11.66%)
Ferguson PLC (United Kingdom)	603,913	45,420,224
Johnson Controls International PLC	1,995,832	70,333,120
Orascom Construction Ltd. (United Arab Emirates)*	576,605	5,051,257
Safran S.A. (France)	455,224	48,312,760
United Technologies Corp.	638,290	80,309,648
		249,427,009
Transportation – (1.77%)
FedEx Corp.	157,902	37,913,849
	Total Industrials	287,340,858
INFORMATION TECHNOLOGY – (18.31%)
Semiconductors & Semiconductor Equipment – (2.58%)
Texas Instruments Inc.	531,083	55,174,213
Software & Services – (15.73%)
Alibaba Group Holding Ltd., ADR (China)*	290,277	53,277,441
Alphabet Inc., Class A *	67,734	70,249,641
Alphabet Inc., Class C *	102,010	105,252,898
ASAC II L.P. *(a)(b)	1,174,606	1,150,526
CommerceHub, Inc., Series A *	12,226	275,085
CommerceHub, Inc., Series C *	24,560	552,354
Facebook Inc., Class A *	363,198	58,035,408
Fang Holdings Ltd., Class A, ADR (China)*	843,350	4,334,819
Microsoft Corp.	312,280	28,501,796
Oracle Corp.	322,735	14,765,126
		336,395,094
	Total Information Technology	391,569,307
MATERIALS – (4.69%)
Axalta Coating Systems Ltd. *	868,127	26,208,754
LafargeHolcim Ltd. (Switzerland)	1,001,389	54,642,322
OCI N.V. (Netherlands)*	839,580	19,426,711
	Total Materials	100,277,787
TOTAL COMMON STOCK – (Identified cost $1,286,527,402)		2,041,819,442

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2018 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.16%)
CONSUMER DISCRETIONARY – (3.16%)
Retailing – (3.16%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	1,161,716	$57,854,038
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	195,204	9,721,257
		Total Consumer Discretionary	67,575,295
	TOTAL PREFERRED STOCK – (Identified cost $42,180,623)		67,575,295
SHORT-TERM INVESTMENTS – (1.39%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $7,668,363 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $7,820,340)	$7,667,000	7,667,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $2,156,431 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $2,199,120)	2,156,000	2,156,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $10,735,170 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.964%-5.819%, 10/01/38-01/01/49, total market value $10,947,660)	10,733,000	10,733,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $9,201,830 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.846%-4.00%, 02/01/26-04/01/48, total market value $9,384,000)	9,200,000	9,200,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $29,756,000)		29,756,000
	Total Investments – (100.02%) – (Identified cost $1,358,464,025)		2,139,150,737
	Liabilities Less Other Assets – (0.02%)		(477,850)
	Net Assets – (100.00%)		$2,138,672,887

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $68,725,821 or 3.21% of the Fund's net assets as of March 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	March 31, 2018 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (90.72%)
CONSUMER DISCRETIONARY – (23.18%)
Consumer Durables & Apparel – (1.43%)
Hunter Douglas N.V. (Netherlands)	18,362	$1,463,180
Consumer Services – (10.13%)
New Oriental Education & Technology Group, Inc., ADR (China)	49,226	4,314,659
TAL Education Group, Class A, ADR (China)*	89,678	3,326,157
Tarena International, Inc., Class A, ADR (China)	244,430	2,742,505
		10,383,321
Media – (6.42%)
Naspers Ltd. - N (South Africa)	26,904	6,583,755
Retailing – (5.20%)
Ctrip.com International, Ltd., ADR (China)*	33,027	1,539,719
JD.com Inc., Class A, ADR (China)*	93,495	3,785,612
		5,325,331
	Total Consumer Discretionary	23,755,587
ENERGY – (5.62%)
Encana Corp. (Canada)	363,435	3,997,785
Paramount Resources Ltd., Class A (Canada)*	75,550	869,644
Seven Generations Energy Ltd., Class A (Canada)*	72,000	894,167
	Total Energy	5,761,596
FINANCIALS – (13.69%)
Banks – (3.32%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	53,410	2,397,041
DNB ASA (Norway)	51,000	1,004,558
		3,401,599
Diversified Financials – (6.78%)
Capital Markets – (5.62%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	324,520	2,623,526
Noah Holdings Ltd., ADS (China)*	66,434	3,136,349
		5,759,875
Consumer Finance – (1.02%)
Yirendai Ltd., ADR (China)	25,850	1,039,945
Diversified Financial Services – (0.14%)
Groupe Bruxelles Lambert S.A. (Belgium)	1,267	144,911
		6,944,731
Insurance – (3.59%)
Multi-line Insurance – (3.59%)
Sul America S.A. (Brazil)	552,967	3,676,453
	Total Financials	14,022,783
HEALTH CARE – (1.82%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.82%)
Shire PLC., ADR (United Kingdom)	12,510	1,868,869
Total Health Care		1,868,869
INDUSTRIALS – (21.00%)
Capital Goods – (13.77%)
Brenntag AG (Germany)	18,184	1,082,532
Ferguson PLC (United Kingdom)	51,175	3,848,866
Meggitt PLC (United Kingdom)	219,017	1,328,673
Safran S.A. (France)	39,531	4,195,411
Schneider Electric SE (France)	41,554	3,659,301
		14,114,783

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2018 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (7.23%)
CAR Inc. (China)*	1,747,241	$1,577,593
InterGlobe Aviation Ltd. (India)	206,757	4,103,046
ZTO Express (Cayman) Inc., Class A, ADR (China)	114,908	1,722,471
		7,403,110
	Total Industrials	21,517,893
INFORMATION TECHNOLOGY – (17.95%)
Software & Services – (12.60%)
58.com Inc., Class A, ADR (China)*	2,346	187,352
Alibaba Group Holding Ltd., ADR (China)*	38,020	6,978,191
Baidu, Inc., Class A, ADR (China)*	5,817	1,298,296
Fang Holdings Ltd., Class A, ADR (China)*	568,291	2,921,016
iQIYI, Inc., Class A, ADR (China)*	98,230	1,527,476
		12,912,331
Technology Hardware & Equipment – (5.35%)
Hollysys Automation Technologies Ltd. (China)	221,800	5,482,896
	Total Information Technology	18,395,227
MATERIALS – (7.46%)
Akzo Nobel N.V. (Netherlands)	22,447	2,120,857
LafargeHolcim Ltd. (Switzerland)	60,093	3,279,066
Linde AG (Germany)	10,622	2,244,526
	Total Materials	7,644,449
TOTAL COMMON STOCK – (Identified cost $72,210,344)		92,966,404
PREFERRED STOCK – (8.14%)
CONSUMER DISCRETIONARY – (8.14%)
Retailing – (8.14%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	106,435	5,300,516
Grab Inc., Series G (Singapore)*(a)(b)	214,779	1,190,286
Mobike Ltd., Series F (China)*(a)(b)	162,174	1,854,476
	Total Consumer Discretionary	8,345,278
TOTAL PREFERRED STOCK – (Identified cost $5,998,410)		8,345,278
SHORT-TERM INVESTMENTS – (1.59%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 04/02/18, dated 03/29/18, repurchase value of $419,074 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 04/05/18-04/01/48, total market value $427,380)	$419,000	419,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.80%, 04/02/18, dated 03/29/18, repurchase value of $117,023 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 06/07/18, total market value $119,340)	117,000	117,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.82%, 04/02/18, dated 03/29/18, repurchase value of $587,119 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 05/15/18-03/01/47, total market value $598,740)	587,000	587,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	March 31, 2018 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 04/02/18, dated 03/29/18, repurchase value of $503,100 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.37%-4.00%, 08/01/27-04/01/48, total market value $513,060)	$503,000	$503,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,626,000)	1,626,000
		Total Investments – (100.45%) – (Identified cost $79,834,754)	102,937,682
		Liabilities Less Other Assets – (0.45%)	(461,796)
		Net Assets – (100.00%)	$102,475,886

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $8,345,278 or 8.14% of the Fund's net assets as of March 31, 2018.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2018 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2018 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$300,379,961	$15,708,652
Energy	165,679,710	5,761,596
Financials	675,285,213	12,873,314
Health Care	73,303,243	1,868,869
Industrials	188,556,617	1,722,471
Information Technology	390,418,781	18,395,227
Materials	26,208,754	–
Total Level 1	1,819,832,279	56,330,129
Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	47,983,363	8,046,935
Financials	–	1,149,469
Industrials	98,784,241	19,795,422
Materials	74,069,033	7,644,449
Short-term securities	29,756,000	1,626,000
Total Level 2	250,592,637	38,262,275
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	67,575,295	8,345,278
Information Technology	1,150,526	–
Total Level 3	68,725,821	8,345,278
Total Investments	$2,139,150,737	$102,937,682
Level 1 to Level 2 Transfers**:
Consumer Discretionary	$47,983,363	$8,046,935
Financials	–	144,911
Industrials	98,784,241	19,795,422
Materials	74,069,033	7,644,449
Total	$220,836,637	$35,631,717

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2018.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

            Fair Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2018. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2018 was $(1,514,113) and $(120,442) for Selected American Shares and Selected International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance
Selected American Shares
Investments in Securities:
Common Stock	$1,129,149	$–	$21,377	–	$–	$1,150,526
Preferred Stock	69,110,785	–	(1,535,490)	$–	–	67,575,295
Total Level 3	$70,239,934	$–	$(1,514,113)	$–	$–	$68,725,821
Selected International Fund
Investments in Securities:
Preferred Stock	$6,611,244	$1,854,476	$(120,442)	–	$–	$8,345,278
Total Level 3	$6,611,244	$1,854,476	$(120,442)	$–	$–	$8,345,278

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	March 31, 2018	Technique	Input(s)	Range	an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,150,526	Discounted Cash Flow	Annualized Yield	3.287%	Decrease

Preferred Stock	67,575,295	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase
Total Level 3	$68,725,821
Selected International Fund
Investments in Securities:
Preferred Stock	$5,300,516	Market Approach	Volume-Weighted Transaction Price	$44.50-$50.9321	Increase

Preferred Stock	1,190,286	Market Approach	Transaction Price	$5.54191	Increase

Preferred Stock	1,854,476	Market Approach	Transaction Price	$11.4351	Increase
Total Level 3	$8,345,278

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2018 (Unaudited)

Federal Income Taxes

At March 31, 2018, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected	Selected
	American Shares	International Fund
Cost	$1,367,930,471	$81,264,273
Unrealized appreciation	851,376,549	25,609,740
Unrealized depreciation	(80,156,283)	(3,936,331)
Net unrealized appreciation	$771,220,266	$21,673,409

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 23, 2018

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: May 23, 2018